Stockholders' Equity - Summary of the restricted stock unit activity (Details) - Restricted stock - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Number of shares
Outstanding at the beginning	8,268	8,433
Granted	9,260	1,003
Forfeited	(359)	(1,168)
Outstanding at the end	17,169	8,268
Weighted Average Grant-Date Fair Value
Outstanding at the beginning	$ 2.61	$ 2.63
Granted	2.81	2.38
Forfeited	2.70	2.67
Outstanding at the end	$ 2.71	$ 2.61
Unrecognized compensation costs	$ 46.6	$ 21.6